Income Taxes, Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Abstract]
Total provision for income taxes	$ 602,133	$ 94,609
Germany [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	15.83%
State and local income tax	(4.62%)
Nontaxable items	(17.80%)
Other	2.22%
Effective income tax rate	(4.37%)
Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	$ (2,168,665)
State and local income tax	633,122
Nontaxable items	2,438,640
Other	(303,787)
Total provision for income taxes	$ 599,310